Development costs (Tables)	12 Months Ended
Jun. 30, 2024
Development Costs [Abstract]
Summary of development costs

Cost	$
Balance at July 1, 2022	5,969
Additions	7,250
Cost fully amortized	(380)
Investment tax credits	(788)
Balance at June 30, 2023	12,051
Additions	6,782
Cost fully amortized	(309)
Investment tax credits	(822)
Balance at June 30, 2024	17,702

Accumulated amortization
Balance at July 1, 2022	(3,108)
Amortization	(2,705)
Cost fully amortized	331
Balance at June 30, 2023	(5,482)
Amortization	(4,480)
Cost fully amortized	70
Balance at June 30, 2024	(9,892)

	June 30,	June 30,
	2024	2023
	$	$
Net capitalized development costs	7,810	6,569